Investments - Equity Method Investments (Details) - Re.Ra.Ku (Hong Kong) Health Science - JPY (¥) ¥ in Thousands	1 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Ownership percentage	0.00%	0.00%	0.00%
Gain from sale of investment	¥ 559
Proceeds from sale of equity investments	¥ 50,000